Deferred income tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Deferred tax assets and liabilities [abstract]
Disclosure of Temporary Difference, Unused Tax Losses and Unused Tax Credits

(EUR thousand)	For the financial year ended March 31
Net movement of deferred tax assets/(liabilities)	2022	2021	2020
Opening balance as of April 1	11,010	(22,215)	(38,512)
Acquisition of subsidiaries	(309)	(1,305)	—
Recognized in income statement	16,174	34,167	16,198
Recognized in other comprehensive income	(570)	108	307
Exchange differences	93	255	(208)
Closing balance as of March 31	26,398	11,010	(22,215)
The amounts of deferred tax recognized in the consolidated statement of financial position comprise the following deferred tax assets/(liabilities):

(EUR thousand)	As of March 31
	2022		2021		2020
Deferred tax balances
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	118	(57)	212	—	489	(2)
Property, plant and equipment	357	(1,843)	619	(2,274)	507	(834)
Intangible assets	414	(3,021)	584	(3,163)	333	(1,516)
Current liabilities	4,219	(217)	3,419	(366)	3,798	(107)
Loans and borrowings	1,667	—	2,848	—	2,681	—
Other items	956	(26)	1,107	(230)	2,189	(2,752)
Deferred tax on tax credits	1,711	—	1,643	—	1,028	—
Tax value of loss carry-forwards recognized	29,670	—	23,405	—	3,939	—

Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(422)	148	—	40	—

Reclassifications	(2,609)	2,609	(3,393)	3,393	(2,655)	2,655

Deferred tax balances related to acquired intangibles in business combination (2012 LBO)
Intangible assets TFS	—	(2,236)	—	(8,944)	—	(15,652)
Intangible assets TFS KA's and NA's	—	—	—	(2,305)	—	(9,219)
Intangible assets DCC Acquirers	—	—	—	(319)	—	(1,290)
Intangible assets Global Blue Trademark	—	(4,892)	—	(5,374)	—	(5,847)
Total	36,503	(10,105)	30,592	(19,582)	12,349	(34,564)

(EUR thousand)	As of March 31

Deferred tax recoverability	2022	2021	2020

Deferred tax assets to be recovered within 12 months	2,000	1,389	4,659
Deferred tax assets to be recovered after more than 12 months	34,503	29,203	7,690
Deferred tax assets	36,503	30,592	12,349

Deferred tax liabilities to be recovered within 12 months	(7,863)	(2,936)	(892)
Deferred tax liabilities to be recovered after more than 12 months	(2,242)	(16,646)	(33,672)
Deferred tax liabilities	(10,105)	(19,582)	(34,564)

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized in respect of the following tax losses:	2022	2021	2020
Expiry within 1 year	454	18,874	94
Expiry 1-2 years	715	794	19,148
Expiry 2-5 years	6,457	678	83,397
Expiry after 5 years	51,525	44,337	54,242
No expiration	217,799	189,404	49,496
Total	276,950	254,087	206,377